Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2022
Basis of preparation of the Consolidated Financial Statement

(a) Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB and interpretations issued by the IFRIC. All IFRS applicable as of the date of these Consolidated Financial Statements have been applied.

IAS 29 "Financial Reporting in Hyperinflationary Economies" requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting fiscal year, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude whether economy is categorized as hyperinflationary the provisions of IAS 29, details a series of factors to be considered, including the existence of a cumulative inflation rate in the three years preceding the measurement that approximates or exceeds 100%. It is for this reason that, in accordance with IAS 29, Argentina must be considered a country with highly inflationary economy starting July 1, 2018.

In addition, Law No. 27,468 (published in the Official Gazette on December 4, 2018), amended Section 10 of Law No. 23,928, as amended, and established that the derogation of all the laws or regulations imposing or authorizing price indexation, monetary restatement, cost variation or any other method for strengthening debts, taxes, prices or rates of goods, works or services, does not extend to financial statements, as to which the provisions of Section 62 of the General Companies Law No. 19,550 (1984 revision), as amended, shall continue to apply. Moreover, the referred law repealed Decree No. 1269/2002 dated July 16, 2002, as amended, and delegated to the Argentine Executive Branch the power to establish, through its controlling agencies, the effective date of the referred provisions in connection with the financial statements filed with it. Therefore, under General Resolution 777/2018 (published in the Official Gazette on December 28, 2018) the Argentine Securities Commission (CNV) ordered that issuers subject to its supervision shall apply the inflation adjustment to reflect the financial statements in terms of the measuring unit current at the end of the reporting period set forth in IAS 29 in their annual, interim and special financial statements closed on or after December 31, 2018. Thus, these Consolidated Financial Statements have been reported in terms of the measuring unit current as of June 30, 2022 accordingly to IAS 29.

Pursuant to IAS 29, the Financial Statements of an entity whose functional currency is that of a high inflationary economy should be reported in terms of the measuring unit current as of the date of the Financial Statements. All the amounts included in the Consolidated Statements of Financial Position which are not stated in terms of the measuring unit current as of the date of the Financial Statements should be restated applying the general price index. All items in the Consolidated Statements of Income and Other Comprehensive Income should be stated in terms of the measuring unit current as of the date of the Financial Statements, applying the changes in the general price index occurred from the date on which the revenues and expenses were originally recognized in the Financial Statements.

Adjustment for inflation in the initial balances has been calculated considering the indexes reported by the FACPCE based on the price indexes published by the Argentine Institute of Statistics and Census (INDEC).

The principal inflation adjustment procedures are the following:

-

Monetary assets and liabilities that are already recorded at the measuring unit of the balance sheet closing date are not restated because they are already stated in terms of the measuring unit current as of the date of the financial statements.

-	Non-monetary assets, and liabilities recorded at cost as of the balance sheet date and equity component are restated by applying the relevant adjustment coefficients.
-	All items in the Consolidated Statements of Income and Other Comprehensive Income are restated applying the relevant conversion factors.
-

The effect of inflation on the Group’s net monetary position is included in the Consolidated Statements of Income and Other Comprehensive Income under Financial results, net, in the item “Inflation adjustment”.

-	Comparative figures have been adjusted for inflation following the procedure explained in the previous paragraphs.

Upon initially applying inflation adjustment, the equity accounts were restated as follows:

-

Capital was restated as from the date of subscription or the date of the most recent inflation adjustment for accounting purposes, whichever is later. The resulting amount was included in the “Comprehensive Inflation adjustment of share capital and treasury shares adjustment” account.

-	Translation difference was restated in current terms.
-	Other comprehensive income / (loss) was restated as from each accounting allocation.
-	The other reserves in the Consolidated Statements of Income and Other Comprehensive Income were restated from the initial application.

The inflation index to be used and in accordance with the FACPCE Resolution No. 539/18, it will be determined based on the Wholesale Price Index (IPIM) until 2016, considering for the months of November and December 2015 the average variation of Consumer Price indices (CPI) of the Autonomous City of Buenos Aires, because during those two months there were no national IPIM measurements. Since January 2017, the National Consumer Price Index (National CPI) will be considered. The tables below show the evolution of these indices in the last two fiscal years and as of June 30, 2022 according to official statistics (INDEC) following the guidelines described in Resolution 539/18.

Annual price variation	June 30, 2020	June 30, 2021	June 30, 2022	Cumulative as of June 30, 2022 (3 years)
	43%	50%	64%	252%

As a consequence of the aforementioned, these Consolidated Financial Statements as of June 30, 2022 were restated in accordance with IAS 29.

(b) Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its Consolidated Statement of Financial Position according to the operating cycle of each activity. Current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax liabilities) are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

(c) Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to “Peso amounts” or “ARS”, are millions of Argentine Pesos, references to “US$” or “US Dollars” are millions of US Dollars and references to "NIS" are millions of New Israeli Shekel.

(d) Fiscal year-end

The fiscal year begins on July 1st and ends on June 30 of each year.

(e) Accounting criteria

See Notes 2.2 to 2.25 with the accounting policies of each item.

(f) Reporting cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received for financing of operating activities is presented within operating activities whereas the rest is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g) Use of estimates

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

New accounting standards

The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Covid-19 - related Rent Concessions - Amendments to IFRS 16.

As a result of the COVID-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments. In May 2020, the IASB made an amendment to IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted.

Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

06-30- 2021

The adoption of these amendment has not had a material impact for the Group.

Standards and amendments not yet adopted by the Group:

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendment to IAS 1.

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g., the receipt of a waver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.

The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

06-30-2024
Amendment to IAS 37.

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

06-30-2023
Property, plant and equipment: Proceeds before intended use - Amendments to IAS 16.

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

06-30-2023
Reference to the Conceptual Framework – Amendments to IFRS 3

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

06-30-2023
Annual Improvements to IFRS 2018-2020

The following improvements were finalized in May 2020:

•        IFRS 9 Financial Instruments: clarifies which fees should be included in the 10% test for derecognition of financial liabilities.

•        IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.

•        IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.

06-30-2023
Deferred tax - Amendments to IAS 12.

The IASB issued amendments to IAS 12 that clarifies how companies account for deferred tax related to assets and liabilities that arise from a single transaction. The effects of these amendments essentially mean that the initial recognition exception is not available for transactions that involve the recognition of both an asset and a liability, such as leases and decommissioning obligations.

06-30-2024
Accounting Policy Disclosures - Amendment to IAS 1 and Practical Statement 2

The IASB amended IAS 1 to require entities to disclose their material accounting policies rather than their significant accounting policies. The amendments define what it implies and how to identify material accounting policy information. They also clarify that it is not necessary to disclose immaterial accounting policy. If it is disclosed should not overshadow material accounting information. To support this amendment, the IASB also amended IFRS Practical Statement 2 on "Making materiality related judgments" to advise on how to apply the concept of materiality to disclosure of accounting policies.

06-30-2024
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

06-30-2024
Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the nonmonetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

N/A. In December 2015 the IASB decided to defer the application date of this amendment until the IASB has finalized its research project on the equity method.

Management is evaluating the impact that these new standards and amendments will have for the Group.

At the date of issuance of these consolidated financial statements, there are no other standards or modifications issued by the IASB which must be analyzed.

Scope of consolidation

(a) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity but does have capacity to define its relevant activities because of de-facto control.

The Group uses the acquisition method of accounting for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The Group chooses the method to be used on a case-by-case base.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the Consolidated Statements of Income and Other Comprehensive Income as “Bargain purchase gains”.

The Group conducts its business through several operating and investment companies, the main ones are listed below:

			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2022	06.30.2021	06.30.2020

IRSA's direct interest:
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1)	Argentina	Investment	50.00%	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (2)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	93.63%	93.63%	69.69%
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda’s / Netherlands	Investment	99.50%	99.50%	97.04%
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (4)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII)	Bermuda’s	Investment	100.00%	100.00%	100.00%
DFL's and DN BV's direct interest:
IDB Development Corporation Ltd. (3)	Israel	Investment	-	-	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL's direct interest:
Discount Investment Corporation Ltd. (3)	Israel	Investment	-	-	83.72%
IDBD's direct interest:
IDB Tourism (2009) Ltd. (3)	Israel	Tourism services	-	-	100.00%
IDB Group Investment Inc (3)	Israel	Investment	-	-	100.00%
DIC's direct interest:
Property & Building Corporation Ltd. (3)	Israel	Real estate	-	-	72.40%
Cellcom Israel Ltd. (3)	Israel	Telecommunications	-	-	46.20%
Elron Electronic Industries Ltd. (3)	Israel	Investment	-	-	61.06%
Bartan Holdings and Investments Ltd. (3)	Israel	Investment	-	-	55.68%
Epsilon Investment House Ltd. (3)	Israel	Investment	-	-	68.75%
Mehadrin Ltd. (3)	Israel	Agricultural	-	-	43.75%
PBC's direct interest:
Gav-Yam Bayside Land Corporation Ltd. (3)	Israel	Real estate	-	-	-
Ispro The Israeli Properties Rental Corporation Ltd. (3)	Israel	Real estate	-	-	100.00%
Matam - Scientific Industries Center Haifa Ltd. (3)	Israel	Real estate	-	-	50.10%
Hadarim Properties Ltd. (3)	Israel	Real estate	-	-	100.00%
Property & Building (Commercial Centers) Ltd. (3)	Israel	Real estate	-	-	100.00%
PBC USA Investments Inc (3)	USA	Real estate	-	-	100.00%

(1)

The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision-making process.

(2)	Includes interest held through Ritelco S.A. and Torodur S.A.
(3)	Control was lost in September 2020. See Note 4.G to the Consolidated Financial Statements as of June 30, 2021.
(4)	Includes Tyrus’ and IRSA S.A.’s equity interests.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant. In quantitative terms, the Group considers significant those investments that individually represent at least 20% of the total equity attributable to non-controlling interest in subsidiaries at each year-end. Therefore, in qualitative terms, the Group considers, among other factors, the specific risks to which each company is exposed, their returns and the importance that each of them has for the Group.

Summarized financial information on subsidiaries with material non-controlling interests and other information are included in Note 7.

(b) Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

(c) Disposal of subsidiaries with loss of control

When the Group ceases to have control any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d) Associates

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and at least 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting, except as otherwise indicated as explained below. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

As of each year-end or upon the existence of evidence of impairment, a determination is made as to whether there is any objective indication of impairment in the value of the investments in associates. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the Associates and its carrying value and recognizes the amount adjacent to "Share of profit / (loss) of associates and joint ventures " in the Statement of Income and Other Comprehensive Income.

Profit and losses resulting from transactions between the Group and the associate are recognized in the Group's financial statements only to the extent of the interests in the associates of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates are modified to ensure uniformity within Group policies.

Note 8 includes summary financial information and other information of the Group's associates.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates are considered significant.

(e) Joint arrangements

Joint arrangements are arrangements of which the Group and other party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in joint ventures are accounted for under the equity method of accounting, pursuant to which interests in joint ventures are initially recognized in the Consolidated Statements of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Statements of Income and Other Comprehensive Income.

The Group determines at each reporting date whether there is any objective evidence that the investment in a joint ventures is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes such difference in "Share of profit / (loss) of associates and joint ventures" in the Consolidated Statements of Income and Other Comprehensive Income.

Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker (“CODM”), responsible for allocating resources and assessing performance. The operating segments are described in Note 6.

Foreign currency translation

(a) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b) Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities nominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the Consolidated Statements of Income and Other Comprehensive Income within other financial income, as appropriate, unless they have been capitalized.

(c) Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency (none of which has the currency of a hyperinflationary economy) are translated into the presentation currency as follows:

(i)	assets, liabilities and goodwill for each Statement of Financial Position presented are translated at the closing rate at the date of that financial position;
(ii)

income and expenses for each Statement of Comprehensive Income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting exchange differences are recognized in the Consolidated Statements of Income and Other Comprehensive Income.

The accounting policy of the Group consists in accounting for the translation difference of its subsidiaries by the “step-by-step” method according to IAS 21.

Investment properties

Investment properties are those properties owned by the Group that are held either to earn long-term rental income or for capital appreciation, or both, and that are not occupied by the Group for its own operations. Investment property also includes property that is being constructed or developed for future use as investment property. The Group also classifies as investment properties land whose future use has not been determined yet. The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and undeveloped land.

Additionally, the Group reflects the value of economically “buildable potentials” in those properties that meet the following requirements: a) have buildable potential that are legally viable based on the application of approved Planning Codes and / or specific Ordinances. and b) have a commercial viability either due to their realization market or their constructive feasibility (see Note 9). If due to regulatory or legal regulations and commercial and/or economic aspects, the buildable potential can only be made by the Group and it has not been built yet, the asset value is not recognized.

When a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment properties under IAS 40 “Investment Properties”.

Investment properties are measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in condition to start operating.

Direct expenses related to lease contract negotiation (such as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. Capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment in the short term but only where activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment property is carried at fair value. Investment property that is being redeveloped for continuing use as investment property or for which the market has become less active continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. On the other hand, properties under construction for which the fair value cannot be determined reliably, but for which the Group expects it to be determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, fair value of office buildings and land reserves is based on comparable active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset (Level 2).

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations (Level 3).

As required by CNV 576/10 Resolution, valuations are performed as of the financial position date by accredited externals appraisers who have recognized professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the Consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditures are capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the Consolidated Statements of Income and Other Comprehensive Income under the line item “Net (loss) / gain from fair value adjustment of investment properties”.

Asset transfers, including assets classified as investments properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The transfer of investment properties to other items is carried out at the fair value of the asset on the date of change of use and said fair value is the cost of the property for the purposes of subsequent accounting according to the applicable standard. If an owner-occupied property is converted to investment property, the Group values the property at the corresponding carrying amount prior to transfer and classifies it as investment property at fair value on the date of change of use. The Group will treat any difference, as of that date, between the determined carrying amount of the property and the fair value, in the same way in which it would record a revaluation applying IAS 16. A transfer from inventories to Investment properties, will be accounted by recognizing the result between its previous book value and its fair value and any difference between the fair value of the property at that date and its previous carrying amount will be recognized in the result of the fiscal year.

The Group may sell its investment property when it considers that such property no longer forms part of the lease business. The carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the Consolidated Statements of Income and Other Comprehensive Income in the line “Net gain from fair value adjustments of investment properties”.

Investment properties are derecognized when they are disposed of or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposals. The disposal of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment. In the case of conditional agreements, disposal are accounted for when the conditions the agreements is subject to has been met. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value. The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line "Other operating results, net" in the Consolidated Statements of Income and Other Comprehensive Income at the time they are incurred.

Property, plant and equipment

This category primarily comprises, buildings or portions of a building used for administrative purposes, machines, computers, and other equipment, motor vehicles, furniture, fixtures and fittings and improvements to the Group’s corporate offices.

The Group has also several hotel properties. Based on the respective contractual arrangements with hotel managers and / or given their direct operators nature, the Group considers it retains significant exposure to the variations in the cash flows of the hotel operations, and accordingly, hotels are treated as owner-occupied properties and classified under "Property, plant and equipment".

All property, plant and equipment (“PPE”) is stated at acquisition cost restated as of the closing date less accumulated depreciation and impairment, if any. The acquisition cost includes expenditures which are directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and the property is in conditions to start operating.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized. The carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are charged as incurred in the Consolidated Statements of Income and Other Comprehensive Income. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

The remaining useful life as of June 30, 2022 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years

As of each fiscal year-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each fiscal year-end, the residual useful life of assets is estimated and adjusted, if necessary. The book amount of an asset is reduced to its recoverable value if the book value greater than its estimated recoverable value.

Gains from the sale of these assets are recognized when control is transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied. Gains and losses on disposals are determined by comparing the proceeds net of direct expenses related to such sales, with the carrying amount as of the date of each transaction. Gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the Consolidated Statements of Income and Other Comprehensive Income.

When assets of property, plant and equipment are transferred to investment property, the difference between the value at cost transferred and the fair value of the investment property is allocated to a reserve within equity.

Leases

Leases are recorded pursuant to IFRS 16. The Group recognizes an asset for the right of use and a liability at present value with respect to those contracts that meet the definition of a lease in accordance with the standard and the rate used will be the implicit rate in the contract if it can be determined.

A Group company is the lessor:

Properties leased out to tenants under operating leases are included in “Investment Properties” in the Consolidated Statement of Financial Position. See Note 2.21 for the recognition of rental income.

A Group company is the lessee:

The Group acquires certain specific assets (especially machinery, computer equipment and real property exploitation concessions) under leases pursuant to IFRS 16. Assets so acquired are recorded as an asset at the present value of the minimum future lease payments (the rate used by the Group is between 10.61% and 52.94%). Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Leases falling within the IFRS 16 exemption, where the Group acts as lessee are charged to results at the time they accrue. They mainly include contracts for less than one year and/or for non-material items.

Intangible assets

(a) Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

Goodwill is not amortized but tested for impairment at each fiscal year-end, or more frequently if there is an indication of impairment.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units (“CGU”). In order to determine whether any impairment loss should be recognized, the book value of CGU or CGU groups is compared against its recoverable value. Net book value of CGU and CGU groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognized for goodwill are not reversed in a subsequent period.

The recoverable amount of a CGU is the higher of the fair value less costs-to-sell and the value-in-use. The fair value is the amount at which a CGU may be sold in a current transaction between unrelated, willing and duly informed parties. Value-in-use is the present value of all estimated future cash flows expected to be derived from CGU or CGU groups.

Goodwill is assigned to the Group's cash generating units on the basis of operating segments. The recoverable amount of a cash generating unit is determined based on fair value calculations. These calculations use the price of the CGU assets and they are compared with the book values plus the goodwill assigned to each cash generating unit.

No material impairment was recorded as a result of the analysis performed. (Note 12).

(b) Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met: (i) it is technically feasible to complete the software product so that it will be available for use; (ii) management intends to complete the software product and use or sell it; (iii) there is an ability to use or sell the software product; (iv) it can be demonstrated how the software product will generate probable future economic benefits; (v) adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and (vi) the expenditure attributable to the software product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Computer software development costs recognized as assets are amortized over their estimated useful lives, which does not exceed 3 years.

(c) Branding and client relationships

This relates to the fair value of brands and client relationships arising at the time of the business combination with IDBD. They are subsequently valued at cost, less the accumulated amortization or impairment. Client relationships have an average twelve-year useful life, while one of the brands have an indefinite useful life and the other ten-year useful life.

(d) Right to receive future units under barter agreements

The Group also enters into barter transactions where it normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Such rights are initially recognized at cost (which is the fair value of the land assigned) and are not adjusted later, unless there is any sign of impairment.

At each year-end, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any of such signs exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. For intangible assets with indefinite useful lives, the Group annually reviews the existence of an impairment, or more frequently if signs of impairment are identified.

Trading properties

Trading properties comprises those properties either intended for sale or in the process of construction for subsequent sale. Trading properties are carried at the lower of cost and net realizable value. Where there is a change in use of investment properties evidenced by the commencement of development with a view to sale, the properties are reclassified as trading properties at cost, which is the carrying value at the date of change in use. They are subsequently carried at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

Inventories

Inventories include assets held for sale in the ordinary course of the Group's business activities, assets in production or construction process for sale purposes, and materials, agricultural products, supplies or other assets held for consumption in the process of producing sales and/or services.

Inventories are measured at the lower of cost or net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business less selling expenses. It is determined on an ongoing basis, taking into account the product type and aging, based on the accumulated prior experience with the useful life of the product. The Group periodically reviews the inventory and its aging and books an allowance for impairment, as necessary.

The cost of consumable supplies, materials and other assets is determined using the weighted average cost method, the cost of inventories of mobile phones, related accessories and spare parts is priced under the moving average method, and the cost of the remaining inventories is priced under the first in, first out (FIFO) method.

Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Inventories and materials are initially recognized at cash price, and the difference being charged as finance cost.

Financial instruments

The Group classifies financial assets in the following categories: those to be measured subsequently at fair value, and those to be measured at amortized cost. This classification depends on whether the financial asset is an equity investment or a debt investment.

Debt investments

A debt investment is classified at amortized cost only if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms give rise on specified dates to cash derived solely from payments of principal and interest due on the principal outstanding. The nature of any derivatives embedded in the debt investment are considered in determining whether the cash derives solely from payment of principal and interest due on the principal outstanding and are not accounted for separately.

If either of the two criteria mentioned in the previous paragraph is not met, the debt instrument is classified at fair value through profit or loss. The Group has not designated any debt investment as measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch. Changes in fair values and gains from disposal of financial assets at fair value through profit or loss are recorded within “Financial results, net” in the Consolidated Statements of Income and Other Comprehensive Income.

Equity investments

All equity investments, which are neither subsidiaries nor associate companies nor joint venture of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity investments through changes in profit or loss.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value though profit or loss are expensed in the Consolidated Statements of Income and Other Comprehensive Income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In the other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable transactions observable in the market for the same type of instrument or if based on a technical valuation that only inputs observable market data. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized, and during the amortization process under the effective interest method. The Group is required to reclassify all affected debt investments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period the expected losses for impairment of a financial asset or group of financial assets measured at amortized cost. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Financial assets and liabilities are offset, and the net amount reported in the statement of financial position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and hedging activities and options

Derivative financial instruments are initially recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group manages exposures to various risks using hedging instruments that provide coverage. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used put and call options, foreign currency future and forward contracts and interest rate swaps, as appropriate.

The Group’s policy is to apply hedge accounting where it is permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

The fair values of financial instruments that are traded in active markets are computed by reference to market prices. The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting year.

Trade and other receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

An allowance for doubtful accounts is recorded based on the expected loss of the receivables portfolio. Indicators of doubtful accounts include significant financial distress of the debtor, the debtor potentially filing a petition for reorganization or bankruptcy, or any event of default or past due account.

For significant non-homogeneous receivables, the Group generally measures impairment based on an individual analysis. When they are evaluated individually, the Group recognizes the provision for impairment as the difference between the book value of the receivable and the present value of future cash flows, taking into account the existing guarantees, if applicable. This allowance for doubtful accounts considers the financial situation of the debtor, their resources, the payment history and, if applicable, the value of the guarantees provided.

For non-significant homogeneous receivables, the Group assesses the impairment by grouping these receivables based on characteristics of similar risks, considering the type of asset, the delinquency condition and other relevant factors. The Group considers different factors to calculate the amount of the allowance for impairment, which, in its opinion, represents the expected losses over the life of the receivables. When determining the allowance for doubtful accounts, the Group considers, among other factors: (i) the delinquency of the receivables, (ii) the history of losses and the general behavior of the clients, (iii) the trends in volumes and terms of the receivables, (iv) the Group's experience in credit management, (v) national and local economic trends, (vi) credit concentrations by individual size and type of credit, and (vii) the effect of other external factors.

The amount of the allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of a separate account, and the amount of the loss is recognized in the Consolidated Statements of Income and Other Comprehensive Income within “Selling expenses”. Subsequent recoveries of amounts previously written off are credited against “Selling expenses” in the Consolidated Statements of Income and Other Comprehensive Income.

Trade and other payables	Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.
Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

Provisions

Provisions are recognized when: (i) the Group has a present (legal or constructive) obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel´s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provisions due to passage of time is recognized in the Consolidated Statements of Income and Other Comprehensive Income.

Employee benefits

(a) Defined contribution plans

The Group operates a defined contribution plan, which is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current year or prior periods. The contributions are recognized as employee benefit expense in the Consolidated Statements of Income and Other Comprehensive Income in the fiscal year they are due.

(b) Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or as a result of an offer made to encourage voluntary termination as a result of redundancy.

(c) Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(d) Defined benefit plans

The Group’s net obligation concerning defined benefit plans are calculated on an individual basis for each plan, estimating the future benefits employees have gained in exchange for their services in the current and prior periods. The benefit is disclosed at its present value, net of the fair value of the plan assets. Calculations are made on an annual basis by a qualified actuary.

(e) Share-based payments

The fair value of share-based payments is measured at the date of grant. The Group measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioral considerations.

The fair value of the share-based payment is expensed and charged to income under the straight-line method over the vesting period in which the right to the equity instrument becomes irrevocable (“vesting period”); such value is based on the best available estimate of the number of equity instruments expected to vest. Such estimate is revised if subsequent information available indicates that the number of equity instruments expected to vest differs from original estimates.

Current income tax, deferred income tax and minimum presumed income tax

Tax expense for the year comprises the charge for tax currently payable and deferred income. Income tax is recognized in the Consolidated Statements of Income and Other Comprehensive Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the Statements of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the Statements of Financial Position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence, deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the Statements of Financial Position, dividends have been accrued as receivable a binding agreement to distribute past earnings in future has been entered into by the subsidiary or there are sale plans in the foreseeable future.

Entities in Argentina were subject to the Minimum Presumed Income Tax (“MPIT”). Pursuant to this tax regime, an entity is required to pay the greater of the income tax or the MPIT. Any excess of the MPIT over the income tax is carried forward and recognized as a tax credit against future income taxes payable over a 10-year period. When the Group assesses that it is probable that it will use the MPIT payment against future taxable income tax charges within the applicable 10-year period, recognizes the MPIT as a current or non-current receivable, within “Trade and other receivables” in the Consolidated Statements of Financial Position.

The minimum presumed income tax was repealed by Law N ° 27,260 in its article 76 for the periods that begin as of January 1,2019.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less and that they are subject to a negligible risk of change in value. Bank overdrafts are not included.

Revenue recognition

The group identifies contracts with customers and evaluates the goods and services committed therein to determine performance obligations and their classification between performance obligations that are satisfied at a given time or over time.

Revenue from satisfaction of performance obligations at a given time is recognized when the client obtains control of the committed asset or service considering whether there is a right to collection, if the client has the physical possession, if the client has the legal right and if they have the transferred the risks and benefits.

In accordance with IFRS 15, the Group recognizes revenues over time from the sales of real estate developments in which there is no alternative use for the asset and the Group has the right to demand payment of the contract. When these conditions are not met, the income is recognized at the time of delivery or deed, depending on the case, when the risk transfers are completed, the collection is reasonably assured and there is a price already determined.

Revenue from satisfaction of performance obligations over time for real estate developments is recognized by measuring progress towards compliance with the obligation when it can be measured reliably. For this measurement, the Group uses the input method, that is, the effort consumed by the entity and determines the percentage of progress based on the estimate of the total development costs.

The Group's revenue is recognized at the probable value of the consideration to which it will be entitled in exchange for transferring the products or services to the customer which is not expected to suffer significant changes.

•	Rental and services - Shopping malls portfolio

Revenues derived from business activities developed in the Group’s shopping malls mainly include rental income under operating leases, admission rights, commissions and revenue from several complementary services provided to the Group’s lessees.

The Argentine Civil and Commercial Code section 1221 provides that tenants may rescind commercial lease within the initial six months by means of written notification. If option is used within the first year of the lease, the Tenant shall pay the Lessor, as compensation, the equivalent of one-and-a-half month’s rent, and one month’s rent if the tenant makes use of the option after that period. Given that the rule does not provide for advance notice, Lease Agreements include a provision whereby the lessee must give at least 60 days advance notice of its intention to terminate the lease. The exercise of such early termination could materially and adversely affect the Group.

The Group has determined that, in all operating leases, the lease term for accounting purposes matches the term of the contract. The Group concluded that, even though a lease is cancellable under law, tenants would incur significant “economic penalties” if the leases are terminated prior to expiry. The Group considered that these economic penalties are of such amount that continuation of the lease contracts by tenants appears to be reasonably certain at the inception of the respective agreements. The Group reached this conclusion based on factors such as: (i) the strategic geographical location and accessibility to customers of the Group’s investment properties; (ii) the nature and tenure of tenants (mostly well-known local and international retail chains); (iii) limited availability of identical revenue-producing space in the areas where the Group’s investment properties are located; (iv) the tenants’ brand image and other competitive considerations; (v) tenants’ significant expenses incurred in renovation, maintenance and improvements on the leased space to fit their own image; (vi) the majority of the Group’s tenants only have stores in shopping malls with a few or none street stores. See details in Note 22.

Lessees of rental space located within shopping malls are generally required to pay the higher of: (i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 12% of the lessees’ gross sales. In addition, in accordance with the standard terms of the typical commercial lease, the Base Rent is usually increased at that time by the Consumer Price Index (CPI) in Argentina.

In addition, some leases include provisions that set forth variable rent based on specific volumes of sales revenue and other types of ratios.

Rental income from shopping mall, admission rights and commissions, are recognized in the Consolidated Statements of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, i.e. lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent increases are recognized when such increases have been agreed with tenants.

Tenants in the Group’s shopping mall are also generally charged a non-refundable admission right upon entering a lease contract or renewing an existing one. Admission rights are treated as additional rental income and recognized in the Consolidated Statements of Income and other Comprehensive Income on a straight-line basis over the term of the respective lease agreement.

The Group acts as its own leasing agent for arranging and closing lease agreements for its shopping malls properties and consequently earns letting fees. Letting fees are paid by tenants upon the successful closing of an agreement. A transaction is considered successfully concluded when both parties have signed the related lease contract. Letting fees received by the Group are treated as additional rental income and are recognized in the Consolidated Statements of Income and Other Comprehensive Income on a straight-line basis over the term of the lease agreements.

The Group’s lease contracts also provide that common area maintenance charges and collective promotion funds of the Group’s shopping malls are borne by the corresponding lessees, generally on a proportionally basis. These common area maintenance charges include all expenses necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area expense. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. Service charge income is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

Under the terms of the leases, lessees also agree to participate in collective promotion funds (“CPF”) to be used in advertising and promoting the Group’s shopping malls. Each lessee’s participation generally equals a percentage calculated based on the monthly accrued rental prices. Revenue so derived is also included under rental income and services segregated from advertising and promotion expenses. Such expenses are charged to income when incurred.

On the other hand, revenue includes income from managed operations and other services such as car parking spaces. Those revenues are recognized on an accrual basis as services are provided.

•	Rental and services - Offices and other rental properties

Rental income from offices and other rental properties include rental income from offices leased out under operating leases, income from services and expenses recovery paid by tenants.

Rental income from offices and other rental properties is recognized in the Consolidated Statements of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

A substantial portion of the Group’s leases require the tenant to reimburse the Group for a substantial portion of operating expenses, usually a proportionate share of the allocable operating expenses. Such property operating expenses include necessary expenses such as property operating, repairs and maintenance, security, janitorial, insurance, landscaping, leased properties and other administrative expenses, among others. The Group manages its own rental properties. The Group makes the original payment for these expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. The Group accrues reimbursements from tenants as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

•	Revenue from communication services and sale of communication equipment

Revenue derived from the use of communication networks by the Group, including mobile phones, Internet services, international calls, fixed line calls, interconnection rates, roaming service rates and television, are recognized when the service is provided, proportionally to the extent the transaction has been realized, and provided all other criteria have been met for revenue recognition.

Revenue from the sale of mobile phone cards is initially recognized as deferred revenue and then recognized as revenue as they are used or upon expiration, whichever takes place earlier.

A transaction involving the sale of equipment to a final user normally also involves a service sale transaction. In general, this type of sale is performed without a contractual obligation by the client to consume telephone services for a minimum amount over a predetermined period. As a result, the Group records the sale of equipment separately of the performance obligations and recognizes revenue pursuant to the transaction value upon delivery of the equipment to the client. Revenue from telephone services is recognized and accounted for as they are provided over time. When the client is bound to make a minimum consumption of services during a predefined period, the contract formalizes a transaction of several elements and, therefore, revenue from the sale of equipment is recorded at an amount that should not exceed its fair value, and is recognized upon delivery of the equipment to the client and provided the criteria for recognition are met. The Group ascertains the fair value of individual elements, based on the price at which it is normally sold, after taking into account the relevant discounts.

Revenue derived from long-term contracts is recognized at the present value of future cash flows, discounted at market rates prevailing on the transaction date. Any difference between the original credit and its net present value is accounted for as interest income over the credit term.

These revenues have been recognized in discontinued operations. See Note 4.G to the Consolidated Financial Statements as of June 30, 2021.

•	Sales and Development activities

Revenue from sale and developments of real estate properties primarily comprises the results from the sale of trading properties. Results from the sale of properties are recognized only when the control has been transferred to the buyer. This normally takes place on unconditional exchange of contracts (except where payment or completion is expected to occur significantly after exchange). For conditional exchanges, sales are recognized when these conditions are satisfied.

The Group also enters into barter transactions where the Group normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land and on occasion, the Group also receives cash as part of the transactions. Legal title to the land together with all risks and rewards of ownership are transferred to the developer upon sale. The Group generally requires the developer to issue insurances or to mortgage the land in favor of the Group as performance guarantee. In the event the developer does not fulfil its obligations, the Group forecloses on the land through the execution of the mortgage or the surety insurances, together with a cash penalty.

The Group determines that its barters have commercial substance and that the conditions for recording the income from the transfer of parcels or land are met at the time the swap operation is carried out. Revenues are recorded at the fair value of the goods delivered, adjusted as appropriate by the amount of cash received. In exchange for the parcels or land transferred, the Group generally receives cash and / or a right to receive future units that are part of the projects to be built on the parcels or land exchanged. This right is initially recognized at cost (this being the fair value of the land transferred) as an intangible asset in the statements of financial position. Said intangible asset is not adjusted in subsequent years unless it is impaired.

The Group may sell the residential apartments to third-party homebuyers once they are finalized and transferred from the developer. In these circumstances, revenue is recognized when the control is transferred to the buyer. This will normally take place when the deeds of title are transferred to the homebuyer.

However, the Group may market residential apartments during construction or even before construction commences. In these situations, buyers generally surrender a down payment to the Group with the remaining amount being paid when the developer completes the property and transfers it to the Group, and the Group in turn transfers it to the buyer. In these cases, revenue is not recognized until the apartments are completed and the transaction is legally completed, that is when the apartments are transferred to the homebuyers and deeds of title are executed. This is because in the event the residential apartments are not completed by the developer and consequently not delivered to the homebuyer, the Group is contractually obligated to return to the homebuyer any down payment received plus a penalty amount. The Group may then seek legal remedy against the developer for non-performance of its obligations under the agreement. The Group exercised judgment and considers that the most significant risk associated with the asset the Group holds (i.e. the right to receive the apartments) consisting of the non-fulfillment of the developer's obligations (i.e. to complete the construction of the apartments) has not been transferred to the homebuyers upon reception of the down payment.

•	Revenue from hotels

Revenue income from hotel operations mainly includes room services, gastronomy and other services. Revenue from the sale of products is recognized when the product is delivered and the significant risks and rewards of ownership are transferred to the buyer. Revenue from the sale of services is recognized when the service is provided. When the sale of products or services is covered by a customer loyalty program, revenues billed to the customer are allocated between the product or service sold and the award credits granted by the third party that awards the program points. The consideration assigned to the credits, which is measured in reference to the fair value of the points awarded, is deferred and recognized as income when the customer redeems the credits, that is, when a prize is received in exchange for converting the program points.

Cost of sales

The cost of sales, includes the acquisition costs and the operational and management costs for shopping malls and offices held by the Group as part of its real estate investments.

The Group’s cost of sales in relation to the supply of communication services mainly includes the costs to purchase equipment, salaries and related expenses, service costs, royalties, ongoing license dues, interconnection and roaming expenses, cell tower lease costs, depreciation and amortization expenses and maintenance expenses directly related to the services provided and they are classified in discontinued operations.

The cost of sales of supermarkets, includes the acquisition costs for the products less discounts granted by suppliers, as well as all expenses associated with storing and handling inventories and is classified as discontinued operations.

Cost of borrowings and capitalization

The costs for general and specific loans that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. The general loan costs are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The interest earned on the temporary investments of a specific loan for the acquisition of qualifying assets are deducted from the eligible costs to be capitalized. The rest of the costs from loans are recognized as expenses in the period in which they are incurred.

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new common shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any Group’s subsidiary purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such common shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

Comparability of information

The balances as of June 30, 2021 and 2020 that are disclosed for comparative purposes were restated in accordance with IAS 29. See Note 2.1. Certain items from prior fiscal years have been reclassified for consistency purposes. Additionally, the Group has redefined the operating segments, see Note 6 to these Consolidated Financial Statements.